Statutory Financial Data, Risk-Based Capital and Dividend Restrictions - Summary of Statutory Basis Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CIC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 47,827	$ 50,194	$ 49,271
RBC authorized control level	15,541	15,868	14,221
Statutory net income (loss)	$ (6,846)	$ (9,161)	$ 2,059
RBC %	308.00%	316.00%	346.00%
WPIC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 20,651	$ 23,603	$ 24,723
RBC authorized control level	5,098	5,331	4,547
Statutory net income (loss)	$ (4,171)	$ (614)	$ 1,024
RBC %	405.00%	443.00%	544.00%